Inventories (Tables)	9 Months Ended
Sep. 30, 2019
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	September 30,	December 31,
	2019	2018
	U.S. $ in thousands
Finished goods	$87,046	$61,391
Work-in-process	3,388	2,616
Raw materials	74,308	59,517
	164,742	123,524